Fair Value Measurements (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2026 USD ($) $ / shares shares	Jan. 31, 2025 USD ($)	Jan. 31, 2024 USD ($)
Fair Value Measurements
Equity derivatives, number of common shares held (in shares) | shares	301,043
Derivative, common shares weighted average price (in dollars per share) | $ / shares	$ 42.24
Contingent consideration paid	$ 1,700	$ 34,200
Earn-out arrangements accrued at the time of acquisition	$ 1,671	9,223	$ 19,084
Contingent consideration paid out of cash flow from operating activities		25,000
Minimum | Revenue growth rate
Fair Value Measurements
Estimated fair value consideration percentage	0.10
Minimum | Discount rate
Fair Value Measurements
Estimated fair value consideration percentage	0.10
Maximum | Revenue growth rate
Fair Value Measurements
Estimated fair value consideration percentage	0.16
Maximum | Discount rate
Fair Value Measurements
Estimated fair value consideration percentage	0.16
General and administrative expenses
Fair Value Measurements
Expense (recovery)	$ 15,000	$ (11,800)	$ (4,600)